FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to FVOCI at beginning	R$ 14,306	R$ 136,884
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	8,051	(122,578)
Expected loss of financial assets to FVOCI at ending	22,357	14,306
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to FVOCI at beginning	9,640	41,160
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	9,594	(31,520)
Expected loss of financial assets to FVOCI at ending	19,234	9,640
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to FVOCI at beginning	1,543	2,979
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	(1,543)	(1,436)
Expected loss of financial assets to FVOCI at ending		1,543
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to FVOCI at beginning	3,123	92,745
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss		(89,622)
Expected loss of financial assets to FVOCI at ending	R$ 3,123	R$ 3,123